Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
14. Commitments and Contingencies
Leases
The Company leased certain office and lab space in San Diego, California under a non-cancelable
operating lease, which was amended in September 2019 to extend its terms through October 2020, with an option to renew for an additional two-year
term. The portion of the lease associated with the office space was not extended and the Company vacated the space in October 2020. The portion of the lease associated with the lab space was extended until December 2020, at which time the Company vacated the space. In November 2020, the Company entered into a non-cancelable
operating sublease for office space in San Diego, California, with a lease term through December 2021. Rent expense under these leases was $0.1 million for the year ended December 31, 2021, and $0.6 million for the year ended December 31, 2020.
In September 2021, the Company entered a
non-cancelable
three-year lease for certain new office space in Solana Beach, California, with an option to renew for an additional three-year term. The initial term of the lease started on November 1, 2021, and is serving as the Company’s new headquarters. Annual rent payments are approximately $70,200 per year, with a 3% annual increase in the base rent on each anniversary of the lease commencement. Rent expense under this lease was $16,400 for the year ended December 31, 2021.
During the

year ended December 31, 2021, the Company paid $
0.1
 million in lease payments, which were included in operating activities in the consolidated statements of cash flows. During the year ended December 31, 2020, the Company paid $
0.7
 million in lease payments, which were included in operating activities in the consolidated statements of cash flows.
The following table summarizes supplemental balance sheet information related to leases as of December 31, 2021 and December 31, 2020.

	December 31, 2021	December 31, 2020
Assets:
Operating lease right-of-use assets	$166	$92

Total right-of-use assets	166	92

Liabilities
Operating lease liabilities, current	44	108
Operating lease liabilities, non-current	126	—

Total operating lease liabilities	$170	$108

As of December 31, 2021, the future minimum annual lease payments under the existing operating leases were as follows (in thousands, except for weighted-average remaining lease term and weighted-average discount rate):

2022	$55
2023	73
2024	62

Total remaining lease payments	190
Less: imputed interest	(20)

Total operating lease liabilities	170
Less: current portion	(44)

Long-term operating lease liabilities	$126

Weighted-average remaining lease term ( in years )	2.8
Weighted-average discount rate	8%